Cover	Dec. 21, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 21, 2021
Entity File Number	333-250896
Entity Registrant Name	ODYSSEY GROUP INTERNATIONAL, INC.
Entity Central Index Key	0001626644
Entity Tax Identification Number	47-1022125
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2372 Morse Avenue
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92614
City Area Code	702
Local Phone Number	780-6559
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	ODYY
Title of 12(g) Security	Common Stock ($0.001 par value)
Entity Emerging Growth Company	false